Disposition of subsidiaries (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Cash	$ 317,323	$ 195,502
Inventories, net	3,329,344	2,655,233
Due to related parties	611,327	152,556
Prepaid expenses and other current assets	863,690	1,541,698
Property and equipment, net	2,012,955	13,834,393
Total Assets	98,362,506	126,195,222
Short-term loans	0	4,646,382
Accounts payable	535,221	12,565,401
Taxes payable	108	83,190
Deferred tax liabilities	0	34,153
Total liabilities	1,450,089	22,632,988
Disposition of Subsidiaries [Member]
Cash	2,458	35,413
Accounts receivable, net	8,835	19,254,467
Inventories, net	988,571	1,394,037
Advances to suppliers, net	17,710,766	34,242,941
Due to related parties	0	153,477
Prepaid expenses and other current assets	134,562	280,633
Property and equipment, net	10,943,369	11,839,482
Land use right, net	495,415	506,929
Long-term deposits	1,140,133	1,140,133
Prepayment for property and equipment	187,321	3,749,792
Right-of-use assets	0	24,974
Intangible assets, net	3,026	3,182
Total Assets	31,614,456	72,625,460
Short-term loans	4,828,985	4,830,711
Long-term loans, current portion	581,870	605,620
Accounts payable	4,841,199	4,745,290
Deferred revenue	268,610	210,186
Due to related parties, Liabilities	353,878	0
Taxes payable	112,518	10,544
Lease liabilities	0	32,855
Prepayment from customers	0	1,192,491
Accrued expenses and other current liabilities	572,261	870,942
Deferred tax liabilities	26,284	35,508
Total liabilities	$ 11,585,605	$ 12,534,147